Related party transactions	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Related party transactions
50 Related party transactions
In the normal course of business, Aegon enters into various transactions with related parties. Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. Related parties of Aegon include, amongst others, its associates, joint ventures, key management personnel and the defined benefit and contribution plans. Transactions between related parties have taken place on an arm’s length basis. Transactions between Aegon and its subsidiaries that are deemed related parties have been eliminated in the consolidation and are not disclosed in the notes.
Related party transactions include, among others, transactions between Aegon N.V. and Vereniging Aegon.
On December 23, 2019 Aegon N.V. repurchased 13,227,120 common shares B from Vereniging Aegon for the amount of EUR 1,384,046 based on 1/40th of the Value Weight Average Price of the common shares on the five trading days preceding this transaction. The repurchase of common shares B was executed to align the shareholding of Vereniging Aegon in Aegon N.V. with its special cause voting rights of 32.6%.
On May 17, 2019, Vereniging Aegon exercised its options rights to purchase 1,773,680 common shares B at fair value of a common share B (being 1/40th of the market value of a common share in the capital of the Company at the time of issuance) to mitigate dilution caused by the issuance of shares on May 17, 2019, in connection with the Long Term Incentive Plans for senior management.
On May 18, 2018, Vereniging Aegon exercised its options rights to purchase 1,489,200 common shares B at fair value of a common share B (being 1/40th of the market value of a common share in the capital of the Company at the time of issuance) to mitigate dilution caused the issuance of shares on May 18, 2018, in connection with the Long Term Incentive Plans for senior management.
On December 19, 2017 Aegon N.V. repurchased 13,042,592 common shares B from Vereniging Aegon for the amount of EUR 1,725,169 based on 1/40th of the Value Weight Average Price of the common shares of the five trading days preceding this transaction. The repurchase of common shares B was executed to align the aggregate shareholding of Vereniging Aegon in Aegon N.V. with its special cause voting rights of 32.6% following the completion of the Share Buy Back Program, initiated by Aegon N.V. in October 2017 to neutralize the dilutive effect of the distribution of final dividend 2016 in stock and interim dividend 2017 in stock.
On June 23, 2017, Vereniging Aegon exercised its options rights to purchase in aggregate 13,042,612 common shares B at fair value of a common share B (being 1/40th of the market value of a common share in the capital of the Company at the time of issuance) to mitigate dilution caused by Aegon’s issuance of shares on June 23, 2017, being the final dividend 2016 in the form of stock dividend.
On May 19, 2017, Vereniging Aegon exercised its options rights to purchase in aggregate 1,979,260 common shares B at fair value of a common share B (being 1/40th of the market value of a common share in the capital of the Company at the time of issuance) to mitigate dilution caused the issuance of shares on May 19, 2017, in connection with the Long Term Incentive Plans for senior management.

Remuneration of members of the Supervisory Board, Executive Board and Key Management
The following table includes the expenses for remuneration, with amounts reflective of time spent on the Board.

Remuneration expenses	2019	2018	2017
Supervisory Board	1.0	1.0	1.1
Executive Board	5.8	6.3	5.3
Key Management	26.4	21.5	19.4
In fixed compensation	14.5	9.4	8.5
In cash based variable compensation	3.6	3.6	3.1
In share based variable compensation	3.2	3.3	3.1
In pension contributions	3.9	4.3	3.7
In other benefits	1.2	0.9	0.9
In 2019 the fixed compensation amount of the Key Management included EUR 717 thousand in severance payments. The Key Management consists of all members of the Supervisory Board, Executive Board and Management Board (see the chapter Composition of the Boards for more details).
Additional information on the remuneration and share-based compensation of members of the Executive Board and the remuneration of the Supervisory Board is disclosed in the Remuneration report.
Interests in Aegon N.V. held by active members of the Executive Board
Shares held in Aegon at December 31, 2019 by Mr. Wynaendts amount to 544,914 (2018: 494,779) and by Mr. Rider to 42,972 (2018: 20,462). The shares held in Aegon mentioned above do not exceed 1% of total outstanding share capital at the reporting date. At the reporting date no loans with Aegon or outstanding balances such as guarantees or advanced payments exist for either Mr. Wynaendts or Mr. Rider.
Common shares held by Supervisory Board members

Shares held in Aegon at December 31	2019	2018

Robert W. Dineen (up to October 11, 2019)	-	10,000
Ben J. Noteboom	23,500	23,500
Ben van der Veer	1,450	1,450
Dona D. Young	13,260	13,260
Total	38,210	48,210
Shares held by Supervisory Board members are only disclosed for the period for which they have been part of the Supervisory Board. At the reporting date no loans with Aegon or outstanding balances such as guarantees or advanced payments exist for the members of the Supervisory Board.